SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15:-	SUBSEQUENT EVENTS
In January and February 2025, the Company sold through the ATM 3,961,641 ordinary shares, with proceeds of approximately $ 8,870 (net of $ 274 issuance expenses).